Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Oct. 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS AND PROSPECTUSXtrackers MSCI All China Equity ETF (CN)The fund is classified as “diversified.” All references to the fund being non-diversified are hereby deleted.Please Retain This Supplement for Future Reference
Xtrackers MSCI All China Equity ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS AND PROSPECTUSXtrackers MSCI All China Equity ETF (CN)The fund is classified as “diversified.” All references to the fund being non-diversified are hereby deleted.Please Retain This Supplement for Future Reference